Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	SunCar Technology Group Inc.
Entity Central Index Key	0001936804
Entity File Number	001-41706
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Suite 209
Entity Address, Address Line Two	No. 656 Lingshi Road
Entity Address, Address Line Three	Jing’an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200072
Class A Ordinary Shares, $0.0001 par value per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A Ordinary Shares, $0.0001 par value per share
Trading Symbol	SDA
Security Exchange Name	NASDAQ
Warrants, each exercisable for one-half of one Class A Ordinary Share at an exercise price of $11.50 per full share
Entity Listings [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one-half of one Class A Ordinary Share at an exercise price of $11.50 per full share
Trading Symbol	SDAWW
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	59,608,351
Class B Ordinary Shares
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	46,039,565
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Shanghai Feiyou Trading Co., Ltd
Entity Address, Address Line One	Suite 209
Entity Address, Address Line Two	No. 656 Lingshi Road
Entity Address, Address Line Three	Jing’an District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200072
Entity Phone Fax Numbers [Line Items]
City Area Code	(86)
Local Phone Number	138-1779-6110